Assets under management - Change (Details 2) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Assets under management
Assets under management at beginning of period	SFr 1,291.5	SFr 1,611.0
Net new assets/(net asset outflows)	(106.7)	(122.5)
Market movements, interest, dividends and foreign exchange	17.7	(169.9)
of which market movements, interest and dividends	69.8	(165.9)
of which foreign exchange	(52.1)	(4.0)
Other effects	(26.6)	(27.1)
Assets under management at end of period	SFr 1,175.9	SFr 1,291.5